Cover	Aug. 13, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on August 20, 2021 (the “Original Report”) to include Item 5.03 and Exhibit 3.1. Further, the Original Report incorrectly identified the Date of Report as August 13, 2021 instead of the actual Date of Report of August 19, 2021.
Document Period End Date	Aug. 13, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-38182
Entity Registrant Name	EASTSIDE DISTILLING, INC.
Entity Central Index Key	0001534708
Entity Tax Identification Number	20-3937596
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8911 NE Marx Dr
Entity Address, Address Line Two	Suite A2,
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97220
City Area Code	(971)
Local Phone Number	888-4264
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	EAST
Security Exchange Name	NASDAQ
Title of 12(g) Security	Common Stock, $0.0001 par value
Entity Emerging Growth Company	false